Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Stockpile	$ 1,184	$ 688
Ore in process	54,963	61,612
Finished metal inventory	3,026	4,883
Supplies	3,776	4,196
Total inventories	62,949	71,379
Less: non-current ore in process		7,081
Current portion	$ 62,949	$ 64,298